Equity - Synthetic Share Repurchase (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Jan. 31, 2026 € / shares shares	Dec. 31, 2025 € / shares	Jan. 31, 2025 € / shares	Dec. 31, 2024 € / shares	Jan. 31, 2024 € / shares	Dec. 31, 2023 € / shares
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)							€ 0.01		€ 0.01
Share buyback, repaid to shareholders | $				$ 280,182	$ 292,773
2026 Synthetic Share Repurchase Program | Amendment One
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)							€ 0.01
2025 Synthetic Share Repurchase
Subsequent Event [Line Items]
New common shares (in shares) | shares		35
Stockholders' equity, reverse stock split		0.9722
Share buyback, repaid to shareholders | $		$ 280,100
Common stock, decrease in outstanding shares (in shares) | shares		(6,200,000)
Share repurchases, reduction in number of common shares outstanding, percent								(2.80%)
Capital repayment expenses | $				$ 100
2025 Synthetic Share Repurchase | Amendment One
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)								€ 1.24	€ 0.01
2025 Synthetic Share Repurchase | Amendment Two
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)								1.28
Existing shares consolidated (in shares) | shares		36
2025 Synthetic Share Repurchase | Amendment Three
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)								€ 0.01
2024 Synthetic Share Repurchase
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)											€ 0.01
Stockholders' equity, reverse stock split			0.97
Share buyback, repaid to shareholders | $			$ 292,100
Common stock, decrease in outstanding shares (in shares) | shares					(6,800,000)
Share repurchases, reduction in number of common shares outstanding, percent										(3.00%)
Capital repayment expenses | $					$ 800
2024 Synthetic Share Repurchase | Amendment One
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)										€ 1.18
2024 Synthetic Share Repurchase | Amendment Two
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)										1.22
Existing shares consolidated (in shares) | shares			25
New common shares (in shares) | shares			24.25
2024 Synthetic Share Repurchase | Amendment Three
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)										€ 0.01
Subsequent Event | 2026 Synthetic Share Repurchase Program
Subsequent Event [Line Items]
New common shares (in shares) | shares	19
Stockholders' equity, reverse stock split	0.95
Share buyback, repaid to shareholders | $	$ 496,700
Common stock, decrease in outstanding shares (in shares) | shares	(10,900,000)
Share repurchases, reduction in number of common shares outstanding, percent						(5.00%)
Common stock, shares outstanding (in shares) | shares						206,800,000
Subsequent Event | 2026 Synthetic Share Repurchase Program | Amendment One
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)						€ 1.96
Subsequent Event | 2026 Synthetic Share Repurchase Program | Amendment Two
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)						2.07
Existing shares consolidated (in shares) | shares	20
Subsequent Event | 2026 Synthetic Share Repurchase Program | Amendment Three
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)						€ 0.01